INCOME TAXES - Reconciliation of unrecognized tax benefits (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES
Unrecognized tax benefits balance, beginning of year	CAD 10,143	CAD 11,883
Decreases for tax positions of prior years	(416)	(3,066)
Increases for tax positions of current year	1,727	1,979
Foreign currency impact	581	(653)
Unrecognized tax benefits balance, end of year	12,035	10,143
Maximum possible decrease in unrecognized tax benefits	400	1,900
Interest and penalties	100	CAD 100
Carryforwards of Canadian capital loss	327,800
Other losses and deductible temporary differences in various tax jurisdictions	CAD 25,200